NOTES PAYABLE AND OTHER DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE AND OTHER DEBT

NOTE 8. NOTES PAYABLE AND OTHER DEBT

See Note 8 – Notes Payable and Other Debt in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report for a detailed description of all the Company’s debt facilities.

Notes payable and other debt consists of the following:

(Amounts in 000’s)	March 31, 2023	December 31, 2022
Senior debt—guaranteed by HUD	$29,584	$29,782
Senior debt—guaranteed by USDA (1)	7,472	7,526
Senior debt—guaranteed by SBA(2)	572	580
Senior debt—bonds	6,253	6,253
Senior debt—other mortgage indebtedness	8,221	8,266
Other debt	533	895
Subtotal	52,635	53,302
Deferred financing costs	(1,005)	(1,005)
Unamortized discount on bonds	(118)	(119)
Notes payable and other debt	$51,512	$52,178

(1)	U.S. Department of Agriculture (USDA)
(2)	U.S. Small Business Administration (SBA)

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (1)		March 31, 2023	December 31, 2022
Senior debt - guaranteed by HUD (2)
The Pavilion Care Center	Newpoint Capital	12/01/2039	Fixed	3.97%	$828	$835
Hearth and Care of Greenfield	Newpoint Capital	8/01/2050	Fixed	3.97%	1,939	1,949
Woodland Manor	Newpoint Capital	11/01/2052	Fixed	3.97%	4,958	4,980
Glenvue	Newpoint Capital	10/01/2044	Fixed	3.75%	7,243	7,297
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	6,297	6,344
Georgetown	Newpoint Capital	10/01/2046	Fixed	2.98%	3,191	3,214
Sumter Valley	KeyBank	01/01/2047	Fixed	3.70%	5,128	5,163
Total					$29,584	$29,782
Senior debt - guaranteed by USDA (3)
Mountain Trace (4)	Community B&T	12/24/2036	Prime + 1.75%	9.25%	$3,643	$3,680
Southland (5)	Cadence Bank, NA	07/27/2036	Prime + 1.50%	9.00%	3,829	3,846
Total					$7,472	$7,526
Senior debt - guaranteed by SBA
Southland(6)	Cadence Bank, NA	07/27/2036	Prime + 2.25%	9.75%	572	580
Total					$572	$580

(1)	Represents cash interest rates as of March 31, 2023 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs, which range from 0.09% to 0.53% per annum.
(2)	For the seven SNFs, the Company has term loans with financial institutions that are insured 100% by HUD. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into each loan, the Company entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions. Pursuant to the CARES Act, up to three months of debt service payments for six of the credit facilities can be made from our restricted cash reserves.
(3)	For the two SNFs, the Company has term loans with financial institutions that are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans had prepayment penalties of 1%, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.
(4)	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized over the extended term of the loan.
(5)	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.
(6)	For the one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is 75% insured by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (1)		March 31, 2023	December 31, 2022
Senior debt - bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,253	$6,253

(1)	Represents cash interest rates as of March 31, 2023. The rates exclude amortization of deferred financing of approximately 0.01% per annum.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (1)		March 31, 2023	December 31, 2022
Senior debt - other mortgage indebtedness
Meadowood (2)	Exchange Bank of Alabama	10/01/2026	Fixed	4.50%	$3,319	$3,319
Coosa (3)	Exchange Bank of Alabama	10/10/2026	Fixed	3.95%	4,902	4,946
Total					$8,221	$8,266

(1)	Represents cash interest rates as of March 31, 2023 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.
(2)	On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026.
(3)	On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, incurring approximately $0.1 million in new fees. The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc. includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the first year, 4% in the second year and 1% thereafter.
(Amounts in 000’s)
Lender	Maturity	Interest Rate		March 31, 2023	December 31, 2022
Other debt
First Insurance Funding (1)	Various 2023	Fixed	3.19%	$-	$357
Key Bank (2)	08/25/2025	Fixed	0.00%	495	495
Marlin Capital Solutions	06/1/2027	Fixed	5.00%	38	43
Total				$533	$895

(1)	Annual Insurance financing primarily for the Company’s directors and officers insurance and professional liability for the facilities where the company is the licensed operator.
(2)	On December 30, 2022, Key Bank and the Company extended the maturity date from August 25, 2023 to August 25, 2025.

Debt Covenant Compliance

As of March 31, 2023, the Company had 16 credit related instruments outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum earnings before interest, taxes, depreciation, and amortization or earnings before interest, taxes, depreciation, amortization, and restructuring or rent costs, and current ratios. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on measurements at the subsidiary level (i.e., facility, multiple facilities or a combination of subsidiaries). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements, whereas others are based on monthly and quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements.

As of March 31, 2023, the Company was in compliance with the various financial and administrative covenants under the Company’s outstanding credit related instruments.

Scheduled Maturities

The schedule below summarizes the scheduled gross maturities as of March 31, 2023 for each of the next five years and thereafter.

For the Twelve Months Ended December 31,	(Amounts in 000’s)
2023	$1,477
2024	1,597
2025	2,175
2026	8,540
2027	1,435
Thereafter	37,412
Subtotal	$52,635
Less: unamortized discounts	(118)
Less: deferred financing costs, net	(1,005)
Total notes and other debt	$51,512

NOTE 8. NOTES PAYABLE AND OTHER DEBT

Notes payable and other debt consists of the following:

(Amounts in 000’s)	December 31, 2022	December 31, 2021
Senior debt—guaranteed by HUD	$29,782	$30,178
Senior debt—guaranteed by USDA (a)	7,526	7,824
Senior debt—guaranteed by SBA(b)	580	602
Senior debt—bonds	6,253	6,379
Senior debt—other mortgage indebtedness	8,266	8,601
Other debt	895	594
Subtotal	53,302	54,178
Deferred financing costs	(1,005)	(1,177)
Unamortized discount on bonds	(119)	(125)
Notes payable and other debt	$52,178	$52,876

(a)	U.S. Department of Agriculture (“USDA”)

(b)	U.S. Small Business Administration (“SBA”)

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2022	December 31, 2021
Senior debt - guaranteed by HUD (b)
The Pavilion Care Center	Newpoint Capital	12/01/2039	Fixed	3.97%	$835	$862
Hearth and Care of Greenfield	Newpoint Capital	8/01/2050	Fixed	3.97%	1,949	1,845
Woodland Manor	Newpoint Capital	11/01/2052	Fixed	3.97%	4,980	4,836
Glenvue	Newpoint Capital	10/01/2044	Fixed	3.75%	7,297	7,509
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	6,344	6,528
Georgetown	Newpoint Capital	10/01/2046	Fixed	2.98%	3,214	3,305
Sumter Valley	KeyBank	01/01/2047	Fixed	3.70%	5,163	5,293
Total					$29,782	$30,178
Senior debt - guaranteed by USDA (c)
Mountain Trace (d)	Community B&T	12/24/2036	Prime + 1.75%	8.00%	$3,680	$3,835
Southland (e)	Cadence Bank, NA	07/27/2036	Prime + 1.50%	7.75%	3,846	3,989
Total					$7,526	$7,824
Senior debt - guaranteed by SBA
Southland(f,g)	Cadence Bank, NA	07/27/2036	Prime + 2.25%	8.50%	580	602
Total					$580	$602

(a)	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.09% to 0.53% per annum.

(b)	For the seven SNF’s, the Company has term loans insured 100% by HUD with financial institutions. The loans are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the underlying facility. The loans contain customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, the lenders may, after receiving the prior written approval of HUD, terminate the loans and all amounts under the loans will become immediately due and payable. In connection with entering into loans, the facilities entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.

(c)	For the two SNF’s, the Company has term loans with financial institutions, which are insured 70% to 80% by the USDA. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 1% through 2020, capped at 1% for the remainder of the first 10 years of the term and 0% thereafter.

(d)	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through September 1, 2020 for the loan for the Coosa Facility, were deferred (a part of the “USDA Payment Program”). Monthly payments that commenced on October 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments were re-amortized over the remaining term of the loan. On September 30, 2021, the Company fully refinanced the MCB Coosa Loan with the Exchange Bank of Alabama, see “Senior debt - other mortgage indebtedness” below.

(e)	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through August 1, 2020 for the Mountain Trace Facility loan were deferred. Monthly payments that commenced on September 1, 2020 were being applied to current interest, then deferred interest until the deferred interest was paid in full on April 1, 2021. Payments have been re-amortized over the extended term of the loan.

(f)	Pursuant to the CARES Act, the monthly principal and interest payments due May 1, 2020 through October 1, 2020 for the loan for that certain 126-bed SNF commonly known as Southland, located in Dublin, Georgia, were deferred as a part of the USDA Payment Program. Monthly payments recommenced on November 1, 2020 with payments through February 2021 being applied to principal and interest. Monthly payments that commenced on March 1, 2021 are being applied to current interest, then deferred interest until the deferred interest is paid in full, payments will be re-amortized over the extended term of the loan.

(g)	For one SNF, commonly known as Southland, the Company has a term loan with a financial institution, which is insured 75% by the SBA. The SBA funded two monthly debt payments during the three months ended March 31, 2021 and six payments commencing on March 1, 2020 and ending on August 1, 2020.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2022	December 31, 2021
Senior debt - bonds (b)
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,253	$6,379
Total					$6,253	$6,379

(a)	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of approximately 0.10% per annum.

(b)	In April 2012, a wholly-owned subsidiary of the Company entered into a loan agreement with the City of Springfield, Ohio pursuant to which City of Springfield lent to such subsidiary the proceeds from the sale of City of Springfield’s Series 2012 Bonds. The Series 2012 Bonds consisted of $6.6 million in Series 2012A First Mortgage Revenue Bonds and $0.6 million in Taxable Series 2012B First Mortgage Revenue Bonds. The bonds are secured by the Company’s assisted living facility located in Springfield, Ohio known as Eaglewood Village and guaranteed by Regional. There is an original issue discount of $0.3 million related to this loan.

(c)	On May 3, 2021, in accordance with the terms of The City of Springfield, Ohio First Mortgage Revenue Series 2012 B Bonds, the Company fully repaid approximately $0.1 million in outstanding principal and interest.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2022	December 31, 2021
Senior debt - other mortgage indebtedness
Meadowood (b)	Exchange Bank of Alabama	10/01/2026	Fixed	4.50%	$3,319	$3,478
Coosa (c)	Exchange Bank of Alabama	10/10/2026	Fixed	3.95%	$4,946	5,123
Total					$8,266	$8,601

(a)	Represents interest rates as of December 31, 2022 as adjusted for interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs of 0.34% per annum.

(b)	On October 1, 2021, the Exchange Bank of Alabama and the Company extended the maturity date of the Meadowood Credit Facility; which is secured by the Meadowood Facility and the assets of Coosa, and which is guaranteed by Regional Health Properties, Inc., from May 1, 2022 to October 1, 2026.

(c)	On September 30, 2021, the Company refinanced the MCB Coosa Loan secured by the Coosa Facility, incurring approximately $0.1 million in new fees. The Coosa Credit Facility, guaranteed by Regional Health Properties, Inc. includes customary terms, including events of default with an associated annual 5% default interest rate, and is secured by the Coosa Facility and the assets of Meadowood. Upon the occurrence of certain events of default, the lenders may terminate the Coosa Credit Facility and the Meadowood Credit Facility, and all amounts due under both credit facilities will become immediately due and payable. The Coosa Credit Facility has prepayment penalties of 5% in the 1st year, 4% in the 2nd year and 1% thereafter.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		December 31, 2022	December 31, 2021
Other debt
First Insurance Funding (a)	03/01/2023	Fixed	3.65%	$357	$99
KeyBank (b)	08/25/2025	Fixed	0.00%	495	495
Marlin Capital Solutions	6/1/2027	Fixed	5.00%	43	—
Total				$895	$594

(a)	Annual Insurance financing primarily for the Company’s directors’ and officers’ insurance.

(b)	On December 30, 2022, Key Bank and the Company extended the maturity date from August 25, 2023 to August 25, 2025.

Debt Covenant Compliance

As of December 31, 2022, the Company had approximately 16 credit related instruments outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum earnings before interest, taxes, depreciation, and amortization or earnings before interest, taxes, depreciation, amortization, and restructuring or rent costs, and current ratios. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on measurements at the subsidiary level (i.e., facility, multiple facilities or a combination of subsidiaries). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements whereas others are based on monthly and quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements.

At December 31, 2022, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities

Scheduled Minimum Debt Principal payments and Maturity payments

The schedule below summarizes the scheduled gross minimum principal payments and maturity payments as of December 31, 2022 for each of the next five years and thereafter.

(Amounts in 000’s)
2023	$1,778
2024	1,578
2025	2,157
2026	8,624
2027	1,425
Thereafter	37,740
Subtotal	53,302
Less: unamortized discounts	(119)
Less: deferred financing costs, net	(1,005)
Total notes and other debt	$52,178